Employees Benefits (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FAF [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 3,734,685	R$ 3,647,431
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	9.23%	9.44%
FAF [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 2,919,403	R$ 2,607,913
Percentage of plan assets at fair value	78.20%	71.50%
FAF [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 361,891	R$ 339,211
Percentage of plan assets at fair value	9.70%	9.30%
FAF [Member] | Realestate [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 308,858	R$ 368,391
Percentage of plan assets at fair value	8.30%	10.10%
FAF [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 144,533	R$ 331,916
Percentage of plan assets at fair value	3.90%	9.10%
Plan II [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 21,712	R$ 22,845
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	9.03%	9.33%
Plan II [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 19,424	R$ 20,629
Percentage of plan assets at fair value	89.50%	90.30%
Plan II [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 1,874	R$ 937
Percentage of plan assets at fair value	8.60%	4.10%
Plan II [Member] | Realestate [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value		R$ 23
Percentage of plan assets at fair value	0.00%	0.10%
Plan II [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 414	R$ 1,256
Percentage of plan assets at fair value	1.90%	5.50%